Consolidated Supplementary Insurance Information (Income Statement Items) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	$ 42,684	$ 41,973	$ 42,794
Net Investment Income	16,790	16,243	18,158
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	41,492	39,517	41,119
Amortization of DAC and VOBA Charged to Other Expenses	2,706	3,166	3,029
Other Operating Expenses (1)	12,252	12,943	12,943
U.S.
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	22,490	21,804	21,152
Net Investment Income	5,942	6,046	6,001
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	22,859	22,038	21,292
Amortization of DAC and VOBA Charged to Other Expenses	471	471	458
Other Operating Expenses (1)	3,244	3,197	3,080
Asia
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	8,913	8,491	9,270
Net Investment Income	2,807	2,859	3,279
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	6,896	6,817	7,748
Amortization of DAC and VOBA Charged to Other Expenses	1,338	1,265	1,394
Other Operating Expenses (1)	1,795	1,619	1,724
Latin America
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	3,554	3,702	4,038
Net Investment Income	1,133	1,046	1,257
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	2,770	2,853	3,310
Amortization of DAC and VOBA Charged to Other Expenses	184	271	313
Other Operating Expenses (1)	1,007	1,075	1,192
EMEA
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	2,442	2,455	2,832
Net Investment Income	1,229	347	1,238
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	2,064	1,109	1,978
Amortization of DAC and VOBA Charged to Other Expenses	408	492	626
Other Operating Expenses (1)	924	998	1,176
MetLife Holdings
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	6,034	6,116	5,964
Net Investment Income	5,670	5,867	6,012
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	7,532	7,226	7,087
Amortization of DAC and VOBA Charged to Other Expenses	424	701	199
Other Operating Expenses (1)	3,392	3,597	3,636
Corporate & Other
Supplementary Insurance Information, by Segment [Line Items]
Premiums and Universal Life and Investment-Type Product Policy Fees	(749)	(595)	(462)
Net Investment Income	9	78	371
Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	(629)	(526)	(296)
Amortization of DAC and VOBA Charged to Other Expenses	(119)	(34)	39
Other Operating Expenses (1)	$ 1,890	$ 2,457	$ 2,135